Fair Value Disclosures of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Fair Value Disclosures of Financial Instruments

Q. Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits Level 2 valuations because the amounts are not readily available for immediate withdrawal.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analysis, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for potential exposure and probability of exercise.

Note V—Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values of our financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analyses, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using discounted cash flow analyses, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using discounted cash flow analysis based on credit default spreads. The market value of floating rate secured debt is approximately equal to par. Fair value of secured fixed rate debt is calculated using mid-market values.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for the probability of exercise.